Provisions (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest expense	₩ 351,045	₩ 385,423	₩ 798,128	₩ 988,178
Building Restoration [Member]
IfrsStatementLineItems [Line Items]
Beginning of the year	48,658	48,341	48,341	48,024
Interest expense	159	158	317	317
Ending of the year	₩ 48,817	₩ 48,499	₩ 48,658	₩ 48,341